Ordinary Shares	12 Months Ended
Jun. 30, 2026
Ordinary Shares [Abstract]
Ordinary shares

13. Ordinary shares

(a) Reverse share splits

On October 31, 2024, the Company effected the below recapitalization: a reverse share split through the repurchase of 150,000 shares at $0.01 per share from all shareholders (the “2024 Reverse Share Split”), that is, approximately 43% of ordinary shares was repurchased from every shareholder (with the fractional shares rounding off to the nearest whole share). The 2024 Reverse Share Split had no effect on any shareholders’ proportionate equity interest in the Company. The par value remained at $ 0.01 per share following the 2024 Reverse Share Split, and the number of the Company’s issued and outstanding ordinary shares reduced to 200,000 ordinary shares (after giving effect to the 2026 Reverse Share Split). As a result, the aggregate par value of the outstanding ordinary shares reduced, with the aggregate share subscription receivable correspondingly reduced. The 2024 Reverse Share Split has no effect on the Company’s total shareholders’ equity. All share numbers and per-share data presented below and in the Consolidated Financial Statement and related notes have been retroactively adjusted to reflect the cumulative effect of the 2024 Reverse Share Splits.

The Company effected reverse share splits of its ordinary shares at ratios of 1-for-100 on August 3, 2026 (the “2026 Reverse Share Split”), occurring subsequent to the fiscal year end. All share numbers and per-share data presented below and in the Consolidated Financial Statement and related notes have been retroactively adjusted to reflect the cumulative effect of the 2026 Reverse Share Split. After giving effect to the 2026 Reverse Share Split, the Company had 821,300 ordinary shares issued and outstanding as of June 30, 2026, with a par value of US$0.01 per share.

(b) Ordinary shares

As of June 30, 2023 and 2024, the Company had 200,000 issued and outstanding ordinary shares, after giving retrospective effect to the 2026 Reverse Share Split.

On February 28, 2025, the Company issued 20,000 ordinary shares with par value of $0.01 per share, after giving retrospective effect to the 2026 Reverse Share Split. The gross proceeds to the Company from the IPO, before deducting commissions, expense allowance, and expenses were RMB58,262,400 ($8,000,000).

On February 27, 2026, the Company held an extraordinary general meeting (the “2026 EGM”), at which the shareholders approved an increase in the Company’s authorized share capital from US$50,000 dividend into 5,000,000 ordinary shares of a par value of US$0.01 each to US$100,000 dividend into 10,000,000 ordinary shares of a par value of US$0.01 each.

On March 2, 2026, the Company entered into securities purchase agreements with ten purchasers for a private investment in public equity (“PIPE”) transaction in reliance on Regulation S under the Securities Act of 1933, as amended. After giving retrospective effect to the 2026 Reverse Share Split, the Company agreed to issue and sell an aggregate of 600,000 ordinary shares at a purchase price of US$8.60 per share, for aggregate gross proceeds of US$5.16 million. The PIPE transaction closed on March 18, 2026, and all proceeds from the PIPE transaction had been received as of June 30, 2026, of which US$4.128 million was received in USDT.

On May 15, 2026, the Company entered into an At Market Sales Agreement with Chaince Securities, LLC (“Chaince”) to offer and sell its Ordinary Shares for aggregate gross proceeds of up to US$17.0 million under its shelf registration statement on Form F-3 (Registration No. 333-294373). On July 6, 2026, the Company amended the agreement to increase the maximum offering amount to US$50.0 million, which was terminated on August 19, 2026. As of June 30, 2026, pursuant to the agreement, the Company sold 100 ordinary shares for aggregate gross proceeds of approximately RMB38,691 (US$5,702).

As of June 30,2026, 1,200 ordinary shares were issued under the Company’s 2025 share incentive plan.

As a result of the recapitalization and reverse share splits, all share and per share data in the consolidated financial statements have been retrospectively adjusted to all periods presented.

The share subscription receivable presents the receivable for the issuance of ordinary shares of the Company and is reported as a deduction of equity and presented on a retroactive basis before the incorporation of the Company. Subscription receivable has no payment terms nor any interest receivable accrual.